Revenue Disaggregation - Revenue By Timing of Recognition (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Revenue Disaggregation
Revenues	¥ 112,312,511	$ 16,060,475	¥ 144,459,946	¥ 123,851,332
Vehicle sales
Revenue Disaggregation
Revenues	106,683,100	15,255,480	138,538,092	120,294,667
Other sales and services
Revenue Disaggregation
Revenues	5,629,411	$ 804,995	5,921,854	3,556,665
Revenue recognized at a point in time
Revenue Disaggregation
Revenues	111,902,293		144,108,738	123,623,481
Revenue recognized at a point in time | Vehicle sales
Revenue Disaggregation
Revenues	106,683,100		138,538,092	120,294,667
Revenue recognized at a point in time | Other sales and services
Revenue Disaggregation
Revenues	5,219,193		5,570,646	3,328,814
Revenue recognized over time
Revenue Disaggregation
Revenues	¥ 410,218		¥ 351,208	¥ 227,851